UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December31, 2002
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/24/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  59
                                                 --------------------

Form 13F Information Table Value Total:                $130,053
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    Com              002824100     595   14,865  SH        SOLE    NONE        100%
American Express               Com              025816109     259    7,327  SH        SOLE    NONE        100%
American Intl.                 Com              026874107   1,315   22,730  SH        SOLE    NONE        100%
Amgen Inc                      Com              031162100   1,243   25,704  SH        SOLE    NONE        100%
Anadarko Petro                 Com              032511107   1,344   28,056  SH        SOLE    NONE        100%
Anthem, Inc                    Com              03674B104   2,385   37,925  SH        SOLE    NONE        100%
Bank of America                Com              060505104   1,595   22,927  SH        SOLE    NONE        100%
Baxter Int'l                   Com              071813109   1,952   69,725  SH        SOLE    NONE        100%
BJS Wholesale Club             Com              05548J106   1,263   68,992  SH        SOLE    NONE        100%
Camden Property                Com              133131102   1,164   35,281  SH        SOLE    NONE        100%
Cardinal Health                Com              14149Y108   4,019   67,899  SH        SOLE    NONE        100%
Caremark RX                    Com              141705103   2,546  156,650  SH        SOLE    NONE        100%
ChevronTexaco                  Com              166764100   2,553   38,404  SH        SOLE    NONE        100%
Cisco Systems Inc              Com              17275R102     323   24,622  SH        SOLE    NONE        100%
Citigroup                      Com              171196101   3,292   93,548  SH        SOLE    NONE        100%
Colonial Prop                  Com              195872106   2,599   76,581  SH        SOLE    NONE        100%
Developers Divers.             Com              251591103   1,992   90,592  SH        SOLE    NONE        100%
Duke-Weeks Realty              Com              264411505   2,409   94,667  SH        SOLE    NONE        100%
El Paso Corp                   Com              283905107     643   92,403  SH        SOLE    NONE        100%
Express Scripts                Com              302182100   4,056   84,433  SH        SOLE    NONE        100%
Fannie Mae                     Com              313586109   2,759   42,889  SH        SOLE    NONE        100%
First Indust Real              Com              32054K103   3,554  126,933  SH        SOLE    NONE        100%
Freddie Mac                    Com              313400301     533    9,020  SH        SOLE    NONE        100%
Gables Residential             Com              362418105   1,127   45,211  SH        SOLE    NONE        100%
General Electric               Com              369604103   2,643  108,533  SH        SOLE    NONE        100%
Highwoods Property             Com              431284108   3,503  158,522  SH        SOLE    NONE        100%
Home Depot                     Com              437076102   2,795  116,379  SH        SOLE    NONE        100%
Honeywell Int'l                Com              438516106     280   11,670  SH        SOLE    NONE        100%
IBM                            Com              459200101   1,949   25,149  SH        SOLE    NONE        100%
J.P. Morgan                    Com              46625H100   2,837  118,220  SH        SOLE    NONE        100%
Johnson & Johnson              Com              478160104   3,475   64,701  SH        SOLE    NONE        100%
L-3 Communications             Com              502424104   3,148   70,100  SH        SOLE    NONE        100%
Lehman Brothers                Com              524908100   4,503   84,500  SH        SOLE    NONE        100%
Lexington Corp                 Com              529043101   1,802  113,325  SH        SOLE    NONE        100%
Lilly (Eli) & Co.              Com              532457108   1,891   29,787  SH        SOLE    NONE        100%
Macerich                       Com              554382101   2,379   77,360  SH        SOLE    NONE        100%
Mack-Cali Realty               Com              554489104   3,365  111,044  SH        SOLE    NONE        100%
Masco Corp.                    Com              574599106     500   23,750  SH        SOLE    NONE        100%
MBIA, Inc.                     Com              55262C100   3,145   71,700  SH        SOLE    NONE        100%
Men's Warehouse                Com              587118100   2,447  142,708  SH        SOLE    NONE        100%
Merrill Lynch Inc.             Com              590188108   2,762   72,775  SH        SOLE    NONE        100%
MGIC Investment Cp             Com              552848103   1,345   32,570  SH        SOLE    NONE        100%
Microsoft                      Com              594918104   4,035   78,050  SH        SOLE    NONE        100%
Nokia                          Com              654902204     649   41,888  SH        SOLE    NONE        100%
O'Reilly Auto                  Com              686091109   3,045  120,422  SH        SOLE    NONE        100%
Pepsico Inc.                   Com              713448108   4,590  108,718  SH        SOLE    NONE        100%
Pfizer                         Com              717081103   4,459  145,870  SH        SOLE    NONE        100%
PMI Group                      Com              69344M101   4,344  144,614  SH        SOLE    NONE        100%
Rayovac Corp                   Com              755081106   2,254  169,125  SH        SOLE    NONE        100%
Royal Dutch Petrol             Com              780257804     326    7,400  SH        SOLE    NONE        100%
Ruby Tuesday                   Com              781182100   2,026  117,175  SH        SOLE    NONE        100%
Simon Prop Grp                 Com              828806109   2,655   77,930  SH        SOLE    NONE        100%
Southwest Airline              Com              844741108   2,688  193,400  SH        SOLE    NONE        100%
Sungard Data                   Com              867363103   3,492  148,230  SH        SOLE    NONE        100%
Teleflex                       Com              879369106   2,121   49,450  SH        SOLE    NONE        100%
TJX Companies                  Com              872540109     199   10,200  SH        SOLE    NONE        100%
Tyco Intl Ltd                  Com              902124106   1,958  114,648  SH        SOLE    NONE        100%
U.S. Bancorp                   Com              902973304     213   10,038  SH        SOLE    NONE        100%
Wells Fargo                    Com              949746101     710   15,138  SH        SOLE    NONE        100%
